Cost of Revenue (Excluding Impairment Loss) (Details) - Schedule of cost of revenue (excluding impairment loss) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of cost of revenue (excluding impairment loss) [Abstract]
Lease expenses		¥ 260,866	¥ 345,208	¥ 494,111
Employee compensation and benefits		107,739	68,890	71,134
Depreciation and amortization		68,755	76,209	109,875
Advertising costs		424,230	278,679	469,367
Other operating costs	[1]	272,470	199,083	224,905
Total		¥ 1,134,060	¥ 968,069	¥ 1,369,392

[1]	Including costs for construction and design services, utilities, maintenance, daily cleaning and others.